                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number 811-21311
                                   ---------


                             PIMCO HIGH INCOME FUND
                             ----------------------
               (Exact name of registrant as specified in charter)


              1345 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10105
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)


    BRIAN S. SHLISSEL - 1345 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10105
    -------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3369

Date of fiscal year end: March 31
                         --------

Date of reporting period: September 30
                          ------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

SEMI-ANNUAL REPORT
9.30.03

PIMCO HIGH INCOME FUND

[PHK LISTED NYSE THE NEW YORK STOCK EXCHANGE LOGO]

CONTENTS

Letter to Shareholders                               1
Performance Summary and Statistics                   2
Schedule of Investments                           3-11
Statement of Assets and Liabilities                 12
Statement of Operations                             13
Statement of Changes in Net Assets                  14
Statement of Cash Flows                             15
Notes to Financial Statements                    16-21
Financial Highlights                                22
Privacy Policy                                      23


[PIMCO ADVISORS LOGO]

PIMCO HIGH INCOME FUND LETTER TO SHAREHOLDERS

                                                               November 10, 2003


Dear Shareholder:

We are pleased to provide you with the initial financial report of the PIMCO High Income Fund (the "Fund") for the period April 30, 2003 (commencement of operations) through September 30, 2003.

Please refer to the following pages for specific Fund information. If you have any questions regarding the information provided, please contact your financial advisor or call our shareholder services area at 1-800-331-1710. Please note that a wide range of information and resources can be accessed through our Web site, www.pimcoadvisors.com.

We at the Fund, together with PIMCO Advisors Fund Management LLC, the Fund's investment manager and Pacific Investment Management Company LLC, the Fund's sub-adviser, thank you for investing with us. We remain dedicated to serving your investment needs.

Sincerely,

/s/ Stephen Treadway                          /s/ Brian S. Shlissel

Stephen Treadway                              Brian S. Shlissel
CHAIRMAN                                      PRESIDENT, CHIEF EXECUTIVE OFFICER

PIMCO HIGH INCOME FUND PERFORMANCE SUMMARY AND STATISTICS
September 30, 2003 (unaudited)

   SYMBOL:                              PRIMARY INVESTMENTS:                 INCEPTION DATE:
   PHK                                  U.S. dollar-denominated corporate    4/30/03
                                        debt obligations of varying
   OBJECTIVE:                           maturities and other corporate       TOTAL NET ASSETS(1):
   Seeks to provide high current        income-producing securities.         $2,585 million
   income. Capital appreciation is a
   secondary objective.                                                      PORTFOLIO MANAGERS:
                                                                             David C. Hinman
                                                                             Raymond Kennedy
                                                                             Charles Wyman

TOTAL RETURN(2):                                        MARKET PRICE            NAV
-------------------------------------------------------------------------------------
4/30/03 (commencement of operations) to 9/30/03         (3.55)%                 6.48%

[CHART]

WEEKLY COMMON SHARE PRICE PERFORMANCE:
4/30/03 (commencement of operations) to 9/30/03

4/30/2003    $  14.31  $  15.00
             $  14.36  $  15.19
             $  14.36  $  15.13
             $  14.40  $  15.15
             $  14.36  $  15.17
             $  14.43  $  15.01
             $  14.71  $  15.02
             $  14.87  $  15.18
             $  14.78  $  14.95
             $  14.58  $  14.83
             $  14.54  $  14.98
             $  14.50  $  14.94
             $  14.47  $  14.65
             $  14.35  $  14.08
             $  13.76  $  13.84
             $  13.74  $  13.83
             $  13.43  $  13.44
             $  14.03  $  13.67
             $  14.33  $  13.77
             $  14.48  $  14.17
             $  14.48  $  14.02
             $  14.68  $  14.03
             $  14.67  $  13.99
9/30/2003    $  14.75  $  13.98

PORTFOLIO STATISTICS:

Market Price                   $  13.98
---------------------------------------
Net Asset Value                $  14.75
---------------------------------------
Market Price Yield(3)             10.46%
---------------------------------------

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the redeemable value at the end of the period and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Investment return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at September 30, 2003.

PIMCO HIGH INCOME FUND SCHEDULE OF INVESTMENTS
September 30, 2003 (unaudited)

PRINCIPAL
   AMOUNT                                                                 CREDIT RATING
    (000)                                                                 (MOODY'S/S&P)             VALUE*
-----------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES - 86.5%
ADVERTISING - 0.5%
$   3,600  American Color Graphics, Inc., 10.00%, 6/15/10 (a) (d)
             (acquired 7/8/03-7/15/03; cost-$3,677,500)                       B3/B        $      3,825,000
    6,900  RH Donnelley Finance Corp., 8.875%, 12/15/10 (a) (d)
             (acquired 5/14/03-7/30/03, cost-$7,599,191)                      B1/B+              7,762,500
                                                                                          ----------------
                                                                                                11,587,500
                                                                                          ================
AEROSPACE - 0.2%
    5,600  Armor Holdings, Inc., 8.25%, 8/15/13 (a) (d)
             (acquired 8/6/03; cost-$5,507,639)                               B1/B+              5,950,000
                                                                                          ----------------
AIRLINES - 1.3%
           Continental Airlines, Inc., pass thru certificates,
   20,000    6.92%, 4/2/13, 97-5A (b) (c) (d) (e)
             (acquired 7/1/03; cost $17,807,138)                              NR/NR             18,405,468
    6,500    7.373%, 12/15/15, Ser. 01-1                                     Ba1/BBB             4,943,200
   10,000  Delta Air Lines, Inc., pass thru cerficates,
             Ser. 00-1, 7.92%, 5/18/12                                      Baa3/BBB             8,586,179
      982  United Air Lines, Inc., pass thru cerficates,
             Ser. 00-2, 7.19%, 10/1/12                                        NR/NR                835,317
    3,780  US Airways, Inc., Ser. 93-A2, 9.625%, 9/1/03 (e)                   NR/D               1,304,182
                                                                                          ----------------
                                                                                                34,074,346
                                                                                          ================
AUTOMOTIVE - 2.0%
   10,450  Arvin Capital I, 9.50%, 2/1/27                                    Ba2/B+             10,188,750
   11,851  Dura Operating Corp., Ser. B, 8.625%, 4/15/12                      B1/B+             12,354,668
   15,000  General Motors Corp., 8.25%, 7/15/23                             Baa1/BBB            15,725,550
    9,800  TRW Automotive, Inc., 9.375%, 2/15/13 (a) (d)
             (acquired 5/8/03-8/8/03; cost - $10,455,610)                     B1/B+             11,074,000
                                                                                          ----------------
                                                                                                49,342,968
                                                                                          ================
BUILDING/CONSTRUCTION - 0.5%
   13,000  Building Materials Corp. of America, Ser. B,
             7.75%-8.625%, 7/15/05-12/15/06                                   B2/B              13,215,000
                                                                                          ----------------
CHEMICALS - 2.3%
   12,500  ARCO Chemical Co., 9.375%, 12/15/05                               Ba3/BB-            12,625,000
    4,900  Avecia Group plc, 11.00%, 7/1/09                                 Caa1/CCC+            4,312,000
    5,000  Compass Minerals Group, Inc., 10.00%, 8/15/11                      B3/B-              5,575,000
    6,000  Equistar Chemical L.P., 10.125%, 9/1/08                           B1/BB-              5,970,000
    8,925  International Specialty Holdings, Inc.,
             Ser. B, 10.625%, 12/15/09                                        B2/B+              9,772,875
    2,030  Lyondell Chemical Co., 9.625%, 5/1/07 Ser. A                      Ba3/BB-             1,938,650
           Millennium America Inc.,
    5,350    9.25%, 6/15/08                                                  Ba3/BB-             5,577,375
    1,000    9.25%, 6/15/08 (a) (d)
             (acquired 5/3/03; cost-$1,085,281)                               NR/BB              1,042,500
   10,000  Westlake Chemical Corp., 8.75%, 7/15/11 (a) (d)
             (acquired 7/21/03; cost $10,000,000)                            Ba3/B+             10,425,000
                                                                                          ----------------
                                                                                                57,238,400
                                                                                          ================
CONSUMER PRODUCTS - 0.3%
    8,000  Rayovac Corp., 8.50%, 10/1/13 (a) (b) (d)
             (acquired 9/26/03; cost-$8,094,500)                              B3/B-              8,280,000
                                                                                          ----------------

PRINCIPAL
   AMOUNT                                                                 CREDIT RATING
    (000)                                                                 (MOODY'S/S&P)             VALUE*
-----------------------------------------------------------------------------------------------------------
CONTAINERS & PACKING - 3.1%
           Crown Euro Holdings SA
$  22,250    9.50%, 3/1/11 (a) (d)
             (acquired 5/6/03-6/30/03; cost-$23,547,608)                      B1/B+       $     24,030,000
    2,100    10.875%, 3/1/13 (a) (d)
             (acquired 7/14/03; cost-$2,296,378)                              B2/B               2,325,750
    9,650  Graphic Packaging International Corp., 8.50%, 8/15/11 (a) (d)
             (acquired 8/1/03; cost-$9,650,000)                               B2/B-             10,494,375
   12,700  Jefferson Smurfit Corp., 7.50%, 6/1/13                             B2/B              12,954,000
   25,950  Owens-Brockway Glass Containers 7.75%-8.75%, 5/15/11-5/15/13       B1/BB             27,259,875
      900  Stone Container Corp., 9.75%, 2/1/11                               B2/B                 985,500
                                                                                          ----------------
                                                                                                78,049,500
                                                                                          ================
DIVERSIFIED MANUFACTURING - 2.7%
    7,295  Dresser, Inc., 9.375%, 4/15/11                                     B2/B               7,696,225
    7,175  Flender Holding 11.00%, 8/1/10 (a) (d)
             (acquired 7/31/03, cost-$8,075,817)                              B2/B-              9,024,096
   12,675  Transdigm, Inc., 8.375%, 7/15/11 (a) (d)
             (acquired 7/15/03-7/25/03; cost-$12,829,875)                     B3/B-             13,689,000
   37,210  Tyco International Group SA,
             6.75%-6.875%, 2/15/11-1/15/29                                  Ba2/BBB-            37,290,352
                                                                                          ----------------
                                                                                                67,699,673
                                                                                          ================
ENERGY - 0.8%
    1,042  Calpine Canada Energy Finance ulc, 8.50%, 5/1/08                  B1/CCC+               755,450
    5,450  Calpine Corp. 8.50%, 7/15/10 (a) (d)
             (acquired 7/14/03-9/25/03; cost-$5,331,805)                      NR/B               5,041,250
   16,489  South Point Energy Center LLC, 8.40%, 5/30/12 (a) (d)
             (acquired 5/1/03-8/4/03; cost-$15,119,855)                       B1/B              15,509,944
                                                                                          ----------------
                                                                                                21,306,644
                                                                                          ================
FINANCIAL SERVICES - 1.4%
   68,990  FINOVA Group, Inc., 7.50%, 11/15/09                                NR/NR             34,495,000
                                                                                          ----------------
FINANCING - 5.4%
   32,849  AES Ironwood LLC, 8.857%, 11/30/25                                B2/BB-             33,916,943
    8,759  AES Red Oak LLC, Ser A, 8.54%, 11/30/19                           B2/BB-              9,043,801
           Bluewater Finance Ltd.
   14,000    10.25%, 2/15/12                                                  B1/B              14,280,000
   10,000  Bombardier Capital, Inc., 7.09%, 3/30/07 (b) (c) (d)
             (acquired 8/12/03; cost-$10,097,496)                             NR/NR             10,777,538
    5,500  Eircom Funding, 8.25%, 8/15/13 (a) (d)
             (acquired 7/29/03; cost-$5,523,625)                             B1/BB+              5,940,000
   10,250  Fiat Finance Lux SA, 3.25%, 1/9/07 (a) (d)
             (acquired 7/17/03-9/10/03; cost-$9,885,662)                     Ba3/NR             10,134,688
    7,450  Fuji JGB Investment LLC, 9.87%, 6/30/08 (a) (d)
             (acquired 5/16/03-7/1/03; cost-$7,833,289)                      Baa3/B+             8,037,053
   13,200  Gemstone Investors Ltd., 7.71%, 10/31/04 (a) (d)
             (acquired 6/13/03-9/9/03; cost-$12,988,019)                     Caa1/B             13,101,000
    3,000  IBJ Preferred Capital Co. LLC, 8.79%, 6/30/08 (a) (d)
             (acquired 9/10/03; cost-$3,096,000)                             Baa2/B+             3,097,500
    9,590  MPD Acquistitions plc, 9.625%, 10/1/12                             B2/B              10,549,000
    4,000  Sheridan Group, Inc., 10.25%, 8/15/11 (a) (d)
             (acquired 8/14/03; cost-$3,947,174)                              B1/B               4,185,000
   12,500  Tokai Pfd Capital Co., LLC, 9.98%, 6/30/08, VRN (a) (d)
             (acquired 5/15/03-7/1/03; cost-$13,195,692)                     Baa3/B+            13,589,950
                                                                                          ----------------
                                                                                               136,652,473
                                                                                          ================

PRINCIPAL
   AMOUNT                                                                 CREDIT RATING
    (000)                                                                 (MOODY'S/S&P)             VALUE*
-----------------------------------------------------------------------------------------------------------
FOOD-RETAIL - 0.4%
           Ingles Markets, Inc.
$   2,000    8.875%, 12/1/11                                                 Ba3/B+       $      2,030,000
    8,600    8.875%, 12/1/11 (a) (d)
             (acquired 5/20/03; cost-$8,686,000)                             Ba3/B+              8,729,000
                                                                                          ----------------
                                                                                                10,759,000
                                                                                          ================
FOOD SERVICES - 0.2%
    5,000  Domino's, Inc., 8.25%, 7/1/11 (a) (d)
             (acquired 6/18/03; cost-$5,076,120)                              B3/B-              5,306,250
                                                                                          ----------------
HEALTHCARE & HOSPITALS - 2.8%
   10,150  Beverly Enterprises, Inc., 9.00%-9.625%, 2/15/06-4/15/09           B1/B+             10,756,750
           Healthsouth Corp.,
   19,730    7.625%-8.50%, 2/1/08-6/1/12                                     Caa2/D             17,142,650
    7,000    10.75%, 10/1/08                                                   C/D               6,160,000
   16,690  Rotech Healthcare, Inc., 9.50%, 4/1/12                             B2/B+             17,691,400
   19,070  Tenet Healthcare Corp., 6.375%-7.375%, 12/1/11-2/1/13             Ba3/BB             19,075,875
                                                                                          ----------------
                                                                                                70,826,675
                                                                                          ================
HOTELS/GAMING - 3.6%
    3,500  Extended Stay America, Inc., 9.875%, 6/15/11                       B2/B               3,880,625
    4,615  Hilton Hotels Corp., 7.50%, 12/15/17                             Ba1/BBB-             4,707,300
    7,000  Host Marriott Hotels Properties, Inc., 8.45%, 12/1/08, Ser. C    Ba3/B+               7,323,750
           Host Marriott LP,
    6,249    9.25%, 10/1/07 Ser. G                                           Ba3/B+              6,850,466
    7,525    9.50%, 1/15/07, Ser. I                                          Ba3/B+              8,277,500
   26,446  ITT Corp., 7.375%-7.75%, 11/15/15-11/15/25                        Ba1/BB+            26,677,580
           Mandalay Resort Group,
   12,500    9.375%, 2/15/10                                                 Ba3/BB-            14,406,250
    2,000    9.50%, 8/1/08                                                   Ba2/BB+             2,305,000
    1,000  MGM Mirage, Inc., 8.375%, 2/1/11                                  Ba2/BB+             1,105,000
           Park Place Entertainment Corp.,
   14,153    8.875%-9.375%, 2/15/07-9/15/08                                  Ba2/BB+            15,685,448
                                                                                          ----------------
                                                                                                91,218,919
                                                                                          ================
LEISURE - 1.6%
   16,850  Royal Caribbean Cruises, Ltd., 8.00%-8.75%, 5/15/10-2/2/11        Ba2/BB+            17,913,500
           Six Flags, Inc.,
   15,000    9.50%, 2/1/09                                                    B2/B              14,362,500
    8,000    9.75%, 4/15/13 (a) (d)
             (acquired 6/23/03-6/30/03; cost-$7,970,489)                      B2/B               7,560,000
                                                                                          ----------------
                                                                                                39,836,000
                                                                                          ================
MISCELLANEOUS - 14.2%
           HYDI 100,
   92,070    8.00%, 6/20/08 (a) (d) (h)
             (acquired 5/14/03-8/6/03; cost-$91,743,398)                      B2/NR             93,911,400
  145,259    9.00%, 6/20/08 (a) (d) (h)
             (acquired 5/14/03-8/1/03; cost-$149,218,173)                     B3/NR            148,164,444
  109,286  Targeted Return Index Securities Trust,
             2.72%, 5/15/13 (a) (d) (h)
             (acquired 5/7/03-8/6/03; cost-$115,987,381)                      B1/NR            117,303,571
                                                                                          ----------------
                                                                                               359,379,415
                                                                                          ================
MULTI-MEDIA - 4.0%
    7,000  Allbritton Communications Co., 7.75%, 12/15/12                     B3/B-              7,175,000

PRINCIPAL
   AMOUNT                                                                 CREDIT RATING
    (000)                                                                 (MOODY'S/S&P)             VALUE*
----------------------------------------------------------------------------------------------------------
MULTI-MEDIA (CONTINUED)
$  13,700  CF Cable TV, Inc., 9.125%, 7/15/07                                 B1/B+       $     14,385,000
           CSC Holdings, Inc.,
   15,500    7.625%-8.125%, 7/15/09-4/1/11 Ser. B                            B1/BB-             15,798,750
   10,000    7.875%, 2/15/18                                                 B1/BB-              9,800,000
   31,510  EchoStar DBS Corp., 9.375%, 2/1/09                                Ba3/BB-            33,755,088
           Young Broadcasting, Inc.,
   10,256    8.75%-9.00%, 1/15/06-6/15/07, Ser. B                           Caa1/CCC+           10,412,880
    9,512    10.00%, 3/1/11                                                 Caa1/CCC+           10,130,280
                                                                                          ----------------
                                                                                               101,456,998
                                                                                          ================

OFFICE EQUIPMENT - 0.4%
    9,700  Danka Business Systems plc, 11.00%, 6/15/10 (a) (d)
             (acquired 7/8/03-8/25/03; cost-$9,437,192)                       B2/B+              8,972,500
                                                                                          ----------------
OIL & GAS - 8.7%
   22,000  Chesapeake Energy Corp., 9.00%, 8/15/12                           Ba3/BB-            24,860,000
    2,200  Dynegy Holding Inc., 9.875%-10.125%,
             7/15/10-7/15/13 (a) (b) (d)
             (acquired 5/2/03-5/19/03; cost-$20,345,249)                      B3/B-              2,200,000
   25,000  Dynegy-Roseton Danskammer, Ser. B, 7.67%, 11/8/16                 Caa2/B             21,265,625
      600  El Paso Corp., 7.875%, 6/15/12                                    Caa1/B                507,000
           El Paso Energy Corp.,
   36,950    7.375%-7.80%, 12/15/12-1/15/32                                  Caa1/B             27,965,625
    8,500    8.05%, 10/15/30                                                 Caa1/NR             6,481,250
    5,100  El Paso Energy Partners Corp. Ser. B, 8.50%, 6/1/10-6/1/11        B1/BB-              5,520,750
   17,500  El Paso Production Holding Co., 7.75%, 6/1/13 (a) (d)
             (acquired 5/20/03-7/30/03; cost-$17,308,250)                     B2/B+             16,712,500
   13,400  Hanover Equipment Trust, Ser. A, 8.50%, 9/1/08                     B2/B+             13,869,000
    5,000  Leviathan Gas Pipeline Corp., Ser. B, 10.375%, 6/1/09             B1/BB-              5,700,000
    3,200  Newpark Resources, Inc., Ser. B, 8.625%, 12/15/07                  B2/B+              3,312,000
    5,000  Pemex Project Funding Master Trust, 8.625%, 2/1/22               Baa1/BBB-            5,600,000
           Petroleos Mexicanos
    2,500    8.625%, 12/1/23 (a) (d)
             (acquired 5/1/03; cost-$2,815,980)                             Baa1/BBB-            2,768,750
    5,000    9.25%, 3/30/18                                                 Baa1/BBB-            5,887,500
    8,000  Sonat, Inc., 7.625%, 7/15/11                                      Caa1/B              6,640,000
           Tesoro Petroleum Corp.
    6,000    9.00%, 7/1/08 Ser. B                                             B3/B               5,880,000
    3,900    9.625%, 4/1/12                                                   B3/B               3,900,000
    4,300  Vintage Petroleum, Inc., 7.875%, 5/15/11                           B1/B               4,482,750
   58,500  Williams Cos., Inc., 7.875%-8.625%, 6/1/10-9/1/21                  B3/B+             57,102,500
                                                                                          ----------------
                                                                                               220,655,250
                                                                                          ================
 PAPER & PAPER PRODUCTS - 2.5%
   12,075  Abitibi-Consolidated, Inc., 8.55%-8.85%, 8/1/10-8/1/30            Ba1/BB+            12,765,573
   10,500  Buckeye Technologies, Inc., 8.50%, 10/1/13 (a) (d)
             (acquired 9/15/03; cost-$10,500,000)                             B3/B+             10,867,500
   39,930  Georgia-Pacific Corp., 8.875%-9.875%, 11/1/21-5/15/31             Ba3/BB+            40,480,450
                                                                                          ----------------
                                                                                                64,113,523
                                                                                          ================
 PUBLISHING - 2.8%
   11,536  American Media Operations, Inc., Ser. B,
             10.25%, 5/1/09, Ser. B                                           B2/B-             12,386,780
    8,000  CanWest Media, Inc., 10.625%, 5/15/11                              B2/B-              9,120,000

PRINCIPAL
   AMOUNT                                                                 CREDIT RATING
    (000)                                                                 (MOODY'S/S&P)             VALUE*
----------------------------------------------------------------------------------------------------------
PUBLISHING (CONTINUED)
           Dex Media East LLC
$   3,500    8.50%, 8/15/10 (a) (d)
             (acquired 8/18/03; cost-$3,605,000)                              B2/B        $      3,823,750
   11,000    9.875%, 11/15/09                                                 B2/B              12,512,500
    7,000    9.875%, 8/15/13 (a) (d)
             (acquired 8/15/03; cost-$7,000,000)                              B3/B               7,945,000
    6,125    12.125%, 11/15/12                                                B3/B               7,426,563
    5,000  Houghton Mifflin Co., 8.25%, 2/1/11                                B2/B               5,262,500
   13,000  PRIMEDIA, Inc., 8.00%, 5/15/13 (a) (d)
             (acquired 5/8/03; cost-$13,000,000)                              B3/B              13,195,000
                                                                                          ----------------
                                                                                                71,672,093
                                                                                          ================
RETAIL - 0.9%
    5,000  Amerigas Partners LP, Ser. D, 10.00%, 4/15/06                     B2/BB-              5,387,500
   18,315  J.C. Penney Co., Inc., 7.125%, 11/15/23                           Ba3/BB+            17,399,250
                                                                                          ----------------
                                                                                                22,786,750
                                                                                          ================
TELECOMMUNICATIONS - 15.3%
   20,000  ACC Escrow Corp., 10.00%, 8/1/11 (a) (d)
             (acquired 7/25/03; cost-$20,000,000)                             B2/B-             21,600,000
   13,800  AT&T Corp., 8.00%, 11/15/31                                      Baa2/BBB            16,395,904
    8,586  Calpoint Receivable Structured Trust, 7.44%, 12/10/06 (a) (d)
             (acquired 9/18/03; cost-$8,266,336)                            Caa1/CCC+            8,328,785
   25,500  Crown Castle International Corp., 9.375%-9.50%, 8/1/11            B3/CCC             27,288,750
    7,300  Dobson Communications Corp., 8.875%, 10/1/13 (a) (d)
             (acquired 9/12/03, cost-$7,300,000)                             B3/CCC+             7,418,625
   22,000  Insight Midwest LP, 10.50%, 11/1/10                                B2/B+             23,100,000
    5,000  Level 3 Financing Inc., 10.75%. 10/15/11 (a) (b) (d)
             (acquired 9/26/03; cost-$5,000,000)                            Caa2/CCC-            5,000,000
   22,725  MCI Communications Corp., 6.50%-7.125%, 4/15/10-6/15/27 (e)        NR/NR             18,009,560
   13,000  Nextel Communications, Inc., 7.375%, 8/1/15                        B2/B+             13,195,000
           PanAmSat Corp.,
   15,595    6.875%, 1/15/28                                                 Ba2/BB-            15,400,063
   20,550    8.50%, 2/1/12                                                   Ba3/B-             21,628,875
   51,900  Qwest Capital Funding, 7.25%-7.90%, 8/15/10-2/15/11              Caa2/CCC+           47,111,500
    9,075  Qwest Communications International, Inc., Ser. B,
             7.50%, 11/1/08                                                 Caa1/CCC+            8,757,375
   12,865  Qwest Services Corp., 13.00%-13.50%, 12/15/07-12/15/10 (a) (d)
             (acquired 5/2/03-9/3/03; cost-$14,036,083)                      NR/CCC+            14,554,800
   11,000  SpectraSite, Inc., 8.25%, 5/15/10 (a) (d)
             (acquired 5/16/03-7/23/03; cost-$11,160,239)                    B3/CCC+            11,660,000
   17,800  Sprint Capital Corp. (FON Group), 8.75%, 3/15/32                 Baa3/BBB-           21,224,809
   18,864  TeleCorp PCS, Inc., 10.625%, 7/15/10                             Baa2/BBB            22,350,067
   13,200  Time Warner Telecom, Inc., 9.75%-10.125%, 7/15/08-2/1/11          B3/CCC+            13,076,125
   10,000  Tritel PCS, Inc., 10.375%, 1/15/11                               Baa2/BBB            12,077,220
           Triton PCS, Inc.
    7,000    8.50%, 6/1/13                                                    B2/B+              7,542,500
   11,345    8.75%, 11/15/11                                                  B3/B-             11,373,362
    2,000  US West Communications, Inc., 7.20%, 11/1/04                       B2/B+              2,065,000
           WorldCom, Inc.,                                                    NR/NR
   73,941    6.95%-8.25%, 5/15/06-5/15/31 (e)                                 NR/NR             24,585,383
   42,250    7.375%, 11/15/49 (a) (d) (e)
             (acquired 5/1/03; cost-$11,988,860)                              NR/NR             14,048,125
                                                                                          ----------------
                                                                                               387,791,828
                                                                                          ================

PRINCIPAL
   AMOUNT                                                                 CREDIT RATING
    (000)                                                                 (MOODY'S/S&P)             VALUE*
----------------------------------------------------------------------------------------------------------
TOBACCO - 0.8%
           Commonwealth Brands, Inc.
$  10,000    9.75%, 4/15/08 (a) (d)
             (acquired 4/30/03; cost-$9,649,633)                               NR/B-      $     10,800,000
    2,100    10.625%, 9/1/08 (a) (b) (d)
             (acquired 7/30/03; cost-$2,079,973)                               B3/B-             2,257,500
    8,500  Dimon, Inc., 6.25%, 3/31/07 (c)                                     NR/NR             8,210,150
                                                                                          ----------------
                                                                                                21,267,650
                                                                                          ================
UTILITIES - 6.3%
   25,380  AES Corp., 8.75%, 5/15/13 (a) (d)
             (acquired 5/1/03-8/7/03; cost-$25,360,224)                        B2/B+            26,775,900
           CMS Energy Corp.,
    8,650    7.50%-9.875%, 10/15/07-1/15/09                                    B3/B+             9,098,750
   13,800    7.75%, 8/1/10 (a) (d)
             (acquired 7/9/03-8/13/03; cost-$13,448,201)                       B3/B+            13,731,000
    5,700  CMS Energy Corp., X-tra Trust, 7.00%, 1/15/05                       B3/B+             5,685,750
   12,000  IPALCO Enterprises, Inc., 7.625%, 11/14/11                         Ba1/BB-           13,080,000
   23,000  Legrand S.A., 8.50%, 2/15/25                                       Ba3/B+            23,460,000
           Midwest Generation LLC., pass thru certificates,
   16,100    8.30%, 7/2/09 Ser. A                                             B2/BB-            15,375,500
   22,250    8.56%, 1/2/16 Ser. B                                             B2/BB-            20,581,250
           PSE&G Energy Holdings LLC,
   11,750    8.50%, 6/15/11                                                  Baa3/BB-           11,838,125
    9,650    8.625%-10.00%, 2/15/08-10/1/09                                   Ba3/BB-           10,054,625
    9,200  TECO Energy, Inc., 7.50%, 6/15/10                                  Ba1/BB+            9,372,500
                                                                                          ----------------
                                                                                               159,053,400
                                                                                          ================
WASTE MANAGEMENT - 1.5%
           Allied Waste North America
   19,450    9.25%, 9/1/12                                                    Ba3/BB-           21,589,500
   14,925    10.00%, 8/1/09, Ser. B                                            B2/B+            16,249,594
                                                                                          ----------------
                                                                                                37,839,094
                                                                                          ================
Total Corporate Bonds & Notes (cost-$2,131,045,721)                                          2,190,826,849
                                                                                          ================
SOVEREIGN DEBT OBLIGATIONS - 6.8%

BRAZIL - 3.0%
           Federal Republic of Brazil,
   28,416    2.125%, 10/15/03, Ser. EI, (f)                                   B2/B+             27,776,640
   52,558    8.00%-11.00%, 8/7/11-8/17/40                                     B2/B+             48,197,255
                                                                                          ----------------
                                                                                                75,973,895
                                                                                          ================
PANAMA - 1.5%
           Republic of Panama,
   19,474    1.9375%, 1/20/04, VRN                                           Ba1/NR             18,207,928
   18,130    9.375%-10.75%, 2/8/11- 4/1/29                                   Ba1/BB             21,026,050
                                                                                          ----------------
                                                                                                39,233,978
                                                                                          ================
PERU - 1.7%
           Republic of Peru,
    5,928    5.00%, 3/7/07, VRN                                              Ba3/BB-             5,446,646
   10,200    9.125%, 1/15/08                                                 Ba3/BB-            11,934,000
   22,150    9.125%, 2/21/12                                                 Baa3/BB-           24,752,625
                                                                                          ----------------
                                                                                                42,133,271
                                                                                          ================

PRINCIPAL
   AMOUNT                                                                 CREDIT RATING
    (000)                                                                 (MOODY'S/S&P)            VALUE*
-----------------------------------------------------------------------------------------------------------
RUSSIA - 0.6%
           Russian Federation
$  15,500    5.00%, 3/31/07, VRN                                              Baa3/BB     $     14,670,750
                                                                                          ----------------
Total Sovereign Debt Obligations (cost-$167,368,144)                                           172,011,894
                                                                                          ================

LOAN PARTICIPATIONS (b) (g) - 1.6%

AUTOMOTIVE - 0.1%
    4,928  Federal Mogul, 2.85%, 8/4/04
             (J.P.Morgan Chase & Co.)
             (acquired 8/4/03: cost-$3,968,316)                                NR/NR             3,764,142
                                                                                          ----------------
BUILDING/CONSTRUCTION - 0.1%
    2,500  Calpine Construction Finance Co., L.P., 7.50%, 8/13/09
             (Goldman Sachs Credit Partners L.P.)
             (acquired 8/7/03; cost-$2,450,962)                                NR/NR             2,575,000
                                                                                          ----------------
CONTAINERS & PACKING - 0.1%
    3,500  Graphic Packing International, Inc., 3.86%, 8/8/10 Term B
             (J.P.Morgan Chase & Co.)
             (acquired 8/6/03; cost-$3,500,000)                                NR/NR             3,523,188
                                                                                          ----------------
DIVERSIFIED MANUFACTURING - 0.1%
    1,753  SPX Corp., 3.375% 9/30/09, Term B
             (J.P.Morgan Chase & Co.)
             (acquired 8/14/03; cost-$1,752,591)                               NR/NR             1,765,736
                                                                                          ----------------
MEDICAL PRODUCTS - 0.0%
      998  Fresenius Corp., 3.362%, 3/1/10 Term B
             (Bank of America, N.A.)
             (acquired 8/20/03; cost-$997,500)                                 NR/NR             1,004,981
                                                                                          ----------------
MULTI-MEDIA - 0.1%
    2,972  Charter Communications Holdings, LLC, 3.57%, 3/18/08 Term B
             (Bank of America, N.A.)
             (acquired 5/14/03; cost-$2,785,070)                               NR/NR             2,822,251
                                                                                          ----------------
OIL & GAS - 0.3%
    3,413  Aquila, Inc., 8.75%, 4/15/06 Term 2
             (Credit Suisse First Boston)
             (acquired 5/9/03; cost-$3,426,520)                                NR/NR             3,472,647
    2,730  Aquila, Inc., 8.75%, 4/15/06 Term 2
             (Credit Suisse First Boston)
             (acquired 8/6/03; cost-$2,740,813)                                NR/NR             2,777,710
                                                                                          ----------------
                                                                                                 6,250,357
                                                                                          ================
TELECOMMUNICATIONS - 0.6%
    5,700  Qwest Corp., 6.50%, 6/5/07, Term A
             (Credit Suisse First Boston)
             (acquired 6/5/03; cost-$5,724,501)                                NR/NR             5,833,950
    2,500  Qwest Corp., 6.50%, 6/5/07, Term A
             (Merrill Lynch, Pierce, Fenner & Smith, Inc.)
             (acquired 6/24/03; cost-$2,510,746)                               NR/NR             2,558,750
    2,500  Qwest Corp., 6.50%, 6/5/07, Term A
             (Morgan Stanley Senior Funding, Inc.)
             (acquired 6/24/03; cost-$2,510,746)                               NR/NR             2,558,750
    3,000  Qwest Corp., 6.50%, 6/5/07, Term A
             (Morgan Stanley Senior Funding, Inc.)
             (acquired 6/25/03; cost-$3,012,895)                               NR/NR             3,070,500
                                                                                          ----------------
                                                                                                14,021,950
                                                                                          ================

PRINCIPAL AMOUNT
            000/                                                          CREDIT RATING
          SHARES                                                          (MOODY'S/S&P)            VALUE*
-----------------------------------------------------------------------------------------------------------
UTILITIES - 0.2%
$   4,000  AES Corp. 1.00% 7/25/07 (c)
             (UBS AG)
             (acquired 8/7/03; cost-$3,760,000)                                NR/NR      $      3,748,749
                                                                                          ================
Total Loan Participations (cost-$39,140,660)                                                    39,476,354
                                                                                          ================

PREFERRED STOCK - 1.0%

MEDICAL PRODUCTS - 1.0%
   24,900  Fresenius Care Capital Trust II,
             7.875%, 2/1/08 (cost-$26,221,754)                                Ba2/BB-           25,958,250
                                                                                          ----------------

CALIFORNIA MUNICIPAL BONDS & NOTES - 0.6%

$   9,615  Los Angeles Community Redevelopement Agency,
             Community Redevelopment Financing Auth.,
             Rev., Ser H, 8.25%-9.75%, 9/1/07-9/1/32                           NR/NR            10,394,041
    5,105  San Diego Redevelopment Agency,
             Tax Allocation, 6.59%-7.74%, 11/1/13-11/1/21                    Baa3/NR             4,927,250
                                                                                          ----------------
Total California Municipal Bonds & Notes (cost-$15,300,459)                                     15,321,291
                                                                                          ================

SHORT-TERM INVESTMENTS--3.5%

CORPORATE BONDS & NOTES - 1.7%
AIRLINES - 0.0%
      427  United Air Lines, Inc. pass thru certificates, Ser. 97-A,
             1.36%, 12/2/03 (f)                                                NR/B                334,948
                                                                                          ----------------
OFFICE EQUIPMENT - 0.7%
   14,600  Xerox Capital Europe plc, 5.875%, 5/15/04                           B1/B+            14,746,000
                                                                                          ----------------
UTILITIES - 1.0%
    5,000  Edison International, Inc., 6.875%, 9/15/04                         B3/B-             5,112,500
    1,950  Illinova Corp., 7.125%, 2/1/04                                    Caa2/CCC+           1,940,250
   18,655  Pinnacle One Partners LP, 8.83%, 8/15/04 (a) (d)
             (acquired 5/15/03-7/25/03; cost-$19,274,950)                     Ba2/BB+           19,494,475
                                                                                          ----------------
                                                                                                26,547,225
                                                                                          ================
Total Corporate Bonds & Notes (cost-$41,145,497)                                                41,628,173
                                                                                          ================
COMMERCIAL PAPER - 1.0%
FINANCE - 1.0%
   14,700  General Electric Capital Corp., 1.02%-1.06%,
             12/17/03-12/18/03                                               A-1+/P-1           14,665,797
   10,500  UBS Finance LLC, 1.11%, 10/1/03                                   A-1+/P-1           10,500,000
                                                                                          ----------------
Total Commercial Paper (cost-$25,167,550)                                                       25,165,797
                                                                                          ================
REPURCHASE AGREEMENT - 0.8%
   21,289  State Street Bank & Trust Co.,
           dated 9/30/03, 0.80%, due 10/1/03
           proceeds:$21,289,473; collateralized by
           Freddie Mac, 2/15/05, valued at $21,715,069 (cost-$21,289,000)                       21,289,000
                                                                                          ----------------
Total Short-Term Investments (cost-$87,602,047)                                                 88,082,970
                                                                                          ================
TOTAL INVESTMENTS (cost-$2,466,678,785+) - 100.0% .                                       $  2,531,677,608
                                                                                          ================

NOTES TO SCHEDULE OF INVESTMENTS:
* Long-term debt securities are valued by an independent pricing service authorized by the Board of Trustees.
(a) Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors. At September 30, 2003, these securities amounted to $789,687,481 or 31.2% of investments.
(b) llliquid security.
(c) Fair-valued security.
(d) Private Placement. Restricted as to resale and does not have a readily available market; the aggregate cost and value of such securities is $818,870,487 or 32.3% of investments.
(e) Security in default.
(f) Floating Rate Security. Interest rate shown is the rate in effect at September 30, 2003. Maturity date shown is the date of the next change.
(g) Participation interests were acquired through the financial institution indicated parenthetically.
(h) Credit-Linked Trust Certificate.
+ The cost basis of portfolio securities for federal income tax purposes is $2,466,678,785. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $77,756,379; aggregate gross unrealized depreciation for securites in which there is an excess of tax cost over value is $12,757,556; net unrealized appreciation for federal income tax purposes is $64,998,823.

GLOSSARY:
HYDI - JPMorgan High Yield Debt Index
NR - Not Rated
VRN- Variable Rate Note

PIMCO HIGH INCOME FUND STATEMENT OF ASSETS AND LIABILITIES
September 30, 2003 (unaudited)

ASSETS:
Investments, at value (cost-$2,466,678,785)                                                 $  2,531,677,608
------------------------------------------------------------------------------------------  ----------------
Cash                                                                                                     592
------------------------------------------------------------------------------------------  ----------------
Interest receivable                                                                               49,633,802
------------------------------------------------------------------------------------------  ----------------
Receivable for investments sold                                                                   43,588,290
------------------------------------------------------------------------------------------  ----------------
Unrealized appreciation on credit default swaps                                                      457,406
------------------------------------------------------------------------------------------  ----------------
Interest receivable from swaps                                                                        31,708
------------------------------------------------------------------------------------------  ----------------
Prepaid expenses                                                                                      47,250
------------------------------------------------------------------------------------------  ----------------
 Total Assets                                                                                  2,625,436,656
==========================================================================================  ================

LIABILITIES:
Payable for investments purchased                                                                 24,319,096
------------------------------------------------------------------------------------------  ----------------
Dividends payable to common and preferred shareholders                                            14,050,404
------------------------------------------------------------------------------------------  ----------------
Investment management fee payable                                                                  1,473,732
------------------------------------------------------------------------------------------  ----------------
Payable for premiums received on credit default swaps                                                296,471
------------------------------------------------------------------------------------------  ----------------
Unrealized depreciation on forward foreign currency contracts                                        113,296
------------------------------------------------------------------------------------------  ----------------
Common stock and preferred shares offering costs payable                                              48,777
------------------------------------------------------------------------------------------  ----------------
Accrued expenses                                                                                     230,704
------------------------------------------------------------------------------------------  ----------------
 Total Liabilities                                                                                40,532,480
------------------------------------------------------------------------------------------  ----------------
PREFERRED SHARES ($25,000 NET ASSET AND LIQUIDATION VALUE PER SHARE APPLICABLE
 TO AN AGGREGATE OF 36,000 SHARES ISSUED AND OUTSTANDING)                                        900,000,000
------------------------------------------------------------------------------------------  ----------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                $  1,684,904,176
==========================================================================================  ================

COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Common stock:
 Par value ($0.00001 per share, applicable to 114,263,164 shares issued and outstanding)    $          1,143
------------------------------------------------------------------------------------------  ----------------
 Paid-in-capital in excess of par                                                              1,625,483,945
------------------------------------------------------------------------------------------  ----------------
Dividends in excess of net investment income                                                      (1,028,239)
------------------------------------------------------------------------------------------  ----------------
Net realized loss on investments, futures, options written and foreign currency
 transactions                                                                                     (4,901,069)
------------------------------------------------------------------------------------------  ----------------
Net unrealized appreciation of investments, swaps, and foreign currency transactions              65,348,396
------------------------------------------------------------------------------------------  ----------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                $  1,684,904,176
------------------------------------------------------------------------------------------  ----------------
NET ASSET VALUE PER COMMON SHARE                                                            $          14.75
==========================================================================================  ================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PIMCO HIGH INCOME FUND STATEMENT OF OPERATIONS
For the period April 30, 2003* through September 30, 2003 (unaudited)

INVESTMENT INCOME:
Interest                                                                                    $     64,143,313
------------------------------------------------------------------------------------------  ----------------
Dividends                                                                                            492,188
------------------------------------------------------------------------------------------  ----------------
 Total Investment Income                                                                          64,635,501
==========================================================================================  ================

EXPENSES:
Investment management fees                                                                         6,428,719
------------------------------------------------------------------------------------------  ----------------
Auction agent fees and commissions                                                                   602,488
------------------------------------------------------------------------------------------  ----------------
Custodian and accounting agent fees                                                                  170,011
------------------------------------------------------------------------------------------  ----------------
Audit and tax services fees                                                                           33,513
------------------------------------------------------------------------------------------  ----------------
New York Stock Exchange listing fees                                                                  32,750
------------------------------------------------------------------------------------------  ----------------
Trustees' fees and expenses                                                                           31,665
------------------------------------------------------------------------------------------  ----------------
Reports to shareholders                                                                               23,879
------------------------------------------------------------------------------------------  ----------------
Investor relations                                                                                    17,330
------------------------------------------------------------------------------------------  ----------------
Legal fees                                                                                            16,590
------------------------------------------------------------------------------------------  ----------------
Organizational expenses                                                                               15,000
------------------------------------------------------------------------------------------  ----------------
Transfer agent fees                                                                                   13,524
------------------------------------------------------------------------------------------  ----------------
Insurance expense                                                                                      2,141
------------------------------------------------------------------------------------------  ----------------
Miscellaneous                                                                                         16,554
------------------------------------------------------------------------------------------  ----------------
 Total expenses                                                                                    7,404,164
------------------------------------------------------------------------------------------  ----------------
 Less: custody credits earned on cash balances                                                       (69,316)
------------------------------------------------------------------------------------------  ----------------
 Net expenses                                                                                      7,334,848
------------------------------------------------------------------------------------------  ----------------

NET INVESTMENT INCOME                                                                       $     57,300,653
==========================================================================================  ================

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
------------------------------------------------------------------------------------------
 Investments                                                                                        (806,444)
------------------------------------------------------------------------------------------  ----------------
 Futures contracts                                                                                (4,574,240)
------------------------------------------------------------------------------------------  ----------------
 Options written                                                                                     658,872
------------------------------------------------------------------------------------------  ----------------
 Foreign currency transactions                                                                      (179,257)
------------------------------------------------------------------------------------------  ----------------
Net unrealized appreciation of investments, swaps and foreign currency transactions               65,348,396
------------------------------------------------------------------------------------------  ----------------
Net realized and unrealized gain on investments, swaps, options written and foreign
 currency transactions                                                                            60,447,327
------------------------------------------------------------------------------------------  ----------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS                                  117,747,980
==========================================================================================  ================
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME                                          (2,690,589)
------------------------------------------------------------------------------------------  ----------------
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
 RESULTING FROM INVESTMENT OPERATIONS                                                       $    115,057,391
==========================================================================================  ================

* Commencement of operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PIMCO HIGH INCOME FUND STATEMENT OF CHANGES IN NET ASSETS
                       APPLICABLE TO COMMON SHAREHOLDERS
For the period April 30, 2003* through September 30, 2003 (unaudited)

INVESTMENT OPERATIONS:
Net investment income                                                                       $     57,300,653
------------------------------------------------------------------------------------------  ----------------
Net realized loss on investments, futures contracts, options written and foreign
 currency transactions                                                                            (4,901,069)
------------------------------------------------------------------------------------------  ----------------
Net unrealized appreciation of investments, swaps, and foreign currency transactions              65,348,396
------------------------------------------------------------------------------------------  ----------------
Net increase in net assets resulting from investment operations                                  117,747,980
==========================================================================================  ================
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME                                          (2,690,589)
------------------------------------------------------------------------------------------  ----------------
Net increase in net assets applicable to common shareholders
 resulting from investment operations                                                            115,057,391
------------------------------------------------------------------------------------------  ----------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM NET INVESTMENT INCOME                                      (55,638,303)
------------------------------------------------------------------------------------------  ----------------

CAPITAL SHARE TRANSACTIONS:
Net proceeds from the sale of common stock                                                     1,631,617,500
------------------------------------------------------------------------------------------  ----------------
Preferred shares underwriting discount charged to paid-in capital in excess of par                (9,000,000)
------------------------------------------------------------------------------------------  ----------------
Common stock and preferred shares offering costs charged to paid-in capital
 in excess of par                                                                                 (2,275,000)
------------------------------------------------------------------------------------------  ----------------
Reinvestment of dividends                                                                          5,042,585
------------------------------------------------------------------------------------------  ----------------
 Net increase from capital share transactions                                                  1,625,385,085
------------------------------------------------------------------------------------------  ----------------
Total increase in net assets applicable to common shareholders                                 1,684,804,173
==========================================================================================  ================

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                                                  100,003
------------------------------------------------------------------------------------------  ----------------
End of period (including dividends in excess of net investment income of $1,028,239)        $  1,684,904,176
==========================================================================================  ================

COMMON SHARES ISSUED AND REINVESTED:
Issued                                                                                           113,900,000
------------------------------------------------------------------------------------------  ----------------
Issued in reinvestment of dividends                                                                  356,183
------------------------------------------------------------------------------------------  ----------------
NET INCREASE                                                                                     114,256,183
==========================================================================================  ================

* Commencement of operations

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PIMCO HIGH INCOME FUND STATEMENT OF CASH FLOWS
For the period April 30, 2003* through September 30, 2003 (unaudited)

CASH FLOWS USED FOR OPERATING ACTIVITIES
------------------------------------------------------------------------------------------  ----------------
 Purchases of long-term investments                                                         $ (2,859,756,774)
------------------------------------------------------------------------------------------  ----------------
 Proceeds from sales of long-term investments                                                    417,173,412
------------------------------------------------------------------------------------------  ----------------
 Interest and dividend income received                                                           13,532,105
------------------------------------------------------------------------------------------  ----------------
 Prepaid expenses                                                                                   (47,250)
------------------------------------------------------------------------------------------  ----------------
 Operating expenses paid                                                                         (5,699,728)
------------------------------------------------------------------------------------------  ----------------
 Net increase in short-term investments                                                         (46,456,550)
==========================================================================================  ================
NET CASH USED FOR OPERATING ACTIVITIES                                                       (2,481,254,785)
------------------------------------------------------------------------------------------  ----------------

CASH FLOWS FROM FINANCING ACTIVITIES
------------------------------------------------------------------------------------------
 Proceeds from common shares sold                                                              1,631,617,500
------------------------------------------------------------------------------------------  ----------------
 Issuance of preferred shares                                                                    900,000,000
------------------------------------------------------------------------------------------  ----------------
 Common and preferred shares offering costs and underwriting discount paid                       (11,226,223)
------------------------------------------------------------------------------------------  ----------------
 Cash dividends paid (excluding reinvestment of $5,042,585)                                      (39,235,903)
------------------------------------------------------------------------------------------  ----------------
NET CASH FROM FINANCING ACTIVITIES                                                             2,481,155,374
------------------------------------------------------------------------------------------  ----------------
NET DECREASE IN CASH                                                                                 (99,411)
------------------------------------------------------------------------------------------  ----------------
CASH AT BEGINNING OF PERIOD                                                                          100,003
==========================================================================================  ================
CASH AT END OF PERIOD                                                                       $            592
==========================================================================================  ================

RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS TO
NET CASH USED FOR OPERATING ACTIVITIES
------------------------------------------------------------------------------------------

Net increase in net assets from operations                                                  $    117,747,980
------------------------------------------------------------------------------------------  ----------------
Increase in receivable for investments sold                                                      (43,588,290)
------------------------------------------------------------------------------------------  ----------------
Increase in interest and swap income receivable                                                  (49,369,039)
------------------------------------------------------------------------------------------  ----------------
Increase in prepaid expenses                                                                         (47,250)
------------------------------------------------------------------------------------------  ----------------
Increase in payable to Investment Manager                                                          1,473,732
------------------------------------------------------------------------------------------  ----------------
Increased in unrealized depreciation on forward foreign currency contracts                           113,296
------------------------------------------------------------------------------------------  ----------------
Increased in unrealized appreciation on swaps                                                       (457,406)
------------------------------------------------------------------------------------------  ----------------
Increase in accrued expenses                                                                         230,704
------------------------------------------------------------------------------------------  ----------------
Increase in payable for investments purchased                                                     24,319,096
------------------------------------------------------------------------------------------  ----------------
Net increase in investments                                                                   (2,531,677,608)
------------------------------------------------------------------------------------------  ----------------

NET CASH USED FOR OPERATING ACTIVITIES                                                      $ (2,481,254,785)
==========================================================================================  ================

* Commencement of operations

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PIMCO HIGH INCOME FUND NOTES TO FINANCIAL STATEMENTS
September 30, 2003 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
PIMCO High Income Fund (the "Fund"), was organized as a Massachusetts business trust on February 18, 2003. Prior to commencing operations on April 30, 2003, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended, and the sale and issuance of 6,981 shares of beneficial interest at an aggregate purchase price of $100,003 to Allianz Dresdner Asset Management of America L.P. ("ADAM"). PIMCO Advisors Fund Management LLC (the "Investment Manager"), serves as the Fund's Investment Manager and is an indirect wholly-owned subsidiary of ADAM. ADAM is an indirect, majority-owned subsidiary of Allianz AG. The Fund has an unlimited amount of $0.00001 par value common stock authorized.

The Fund's investment objective is to seek high current income. Capital appreciation is a secondary objective. The Fund attempts to achieve these objectives by investing in a diversified portfolio of U.S. dollar-denominated debt obligations and other income-producing securities that are primarily rated below investment grade.

The Fund issued 105,000,000 shares of common stock in its initial public offering. An additional 8,900,000 shares were issued in connection with the exercise of the underwriters' over-allotment option. These shares were all issued at $15.00 per share before an underwriting discount of $0.675 per share. Common offering costs of $1,650,000 (representing $0.014 per share) were offset against the proceeds of the offering and have been charged to paid-in capital in excess of par. The Investment Manager agreed to pay all common offering costs (other than the sales load) and organizational expenses exceeding $0.03 per share. Since aggregate offering costs and organizational expenses were less than $0.03 per share, common share, organizational expenses of $15,000 were expensed in the current period. In addition, the underwriters commission and offering costs associated with the issuance of Preferred Shares in the amounts of $9,000,000 and $625,000, respectively, have been charged to paid-in capital in excess of par.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as would involve future claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the
Fund:

(a) VALUATION OF INVESTMENTS
The Fund determines its net asset value at the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open. Debt securities are valued by an independent pricing service approved by the Board of Trustees. Certain fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Any security or financial instrument for which market quotations are not readily available is valued at fair value as determined in good faith under procedures established by the Board of Trustees. Short-term investments having a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

(b) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(c) FEDERAL INCOME TAXES
The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year the Fund intends not to be subject to U.S. federal excise tax.

(d) DIVIDENDS AND DISTRIBUTIONS -- COMMON STOCK
The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e) CREDIT DEFAULT SWAPS
The Fund enters into credit default swap contracts ("swaps") for hedging purposes or to add leverage.

As a seller in the credit default swap contract, the Fund would be required to pay the par or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as interest income.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in the portfolio, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of credit default swap contract, the Fund would receive the par or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and charged to interest income by the Fund.

Swaps are marked to market daily by the Fund's Investment Manager based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations by the Fund. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.

Credit default swap contracts outstanding at September 30, 2003 were:

                                                   NOTIONAL
SWAP                                                AMOUNT                        FIXED
COUNTERPARTY/                                     PAYABLE ON                    PAYMENTS
REFERENCED DEBT                                     DEFAULT     TERMINATION    RECEIVED BY     UNREALIZED
OBLIGATION                                           (000)          DATE        THE FUND      APPRECIATION
----------------------------------------------------------------------------------------------------------
Bear Stearns Co., Inc
  Allied Waste North America
  7.875%, 1/1/09                                  $    1,250      9/20/04          5.50%                --

  Bombardier Capital, Inc.
  6.125%, 6/29/06                                      5,000      9/20/04          2.70%      $     39,000

  Nextel Communication, Inc.
  9.375%, 11/15/02                                     1,250      9/20/04          5.50%                --

  Starwood Hotels & Resorts Worldwide, Inc.
  7.875%, 5/1/12                                       1,250      9/20/04          5.50%                --

  Tyco International Group SA
  2.75%, 1/15/18                                       1,250      9/20/04          5.50%                --

Goldman Sachs & Co.
  Bombardier, Inc.
  6.75%, 5/1/12                                       10,000      9/20/04          2.80%            89,000

JPMorgan Chase & Co.
  High Yield Debt Index
  3.15%, 11/15/07                                     13,235      6/20/08          3.20%           329,406

Morgan Stanley Capital Services, Inc
  Tyco International Group SA
  2.75%, 1/15/18                                       6,500      9/20/04          1.40%                --
                                                                                              ------------
                                                                                              $    457,406
                                                                                              ============

(f) REPURCHASE AGREEMENTS
The Fund may enter into transactions with its custodian bank or securities brokerage firms approved by the Board of Trustees whereby it purchases securities under agreements to resell at an agreed upon price and date ("repurchase agreements"). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

(g) REVERSE REPURCHASE AGREEMENTS
The Fund engages in reverse repurchase agreements in order to add leverage to the Fund's portfolio. In a reverse repurchase agreement, the Fund sells securities to a bank or broker-dealer and agrees to repurchase the securities at a mutually agreed date and price. Generally, the effect of such a transaction is that the Fund can recover and reinvest all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash. Unless the Fund covers its positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), its obligations under the agreements will be subject to the Fund's limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The weighted average daily balance of reverse repurchase agreements outstanding during the period ended September 30, 2003 was $9,540,000 at a weighted average interest rate of 0.25%.

(h) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Fund may also enter these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains and losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Forward foreign currency contracts outstanding at September 30, 2003 were:

                                        U.S.$ VALUE ON         U.S.$ VALUE        UNREALIZED
SOLD:                                  ORIGINATION DATE    SEPTEMBER 30, 2003    DEPRECIATION
---------------------------------------------------------------------------------------------
Euros, settling 11/05/03                 $  8,233,779          $ 8,347,075        $ 113,296
                                                                                  =========

(i) OPTION TRANSACTIONS
The Fund may purchase and write (sell) put and call options for hedging purposes, risk management purposes or as part of its investment strategy. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an written option could result in the Fund purchasing a security at a price different from the current market.

Transactions in options written for the period ended September 30, 2003 were:

                                                      CONTRACTS       PREMIUMS
------------------------------------------------------------------------------
Options outstanding, beginning of period                      -              -
Options written                                           1,495    $ 1,224,918
Option expired                                             (979)      (658,872)
Options terminated in closing purchase transactions        (516)      (566,046)
                                                          -----    -----------
Options outstanding, September 30, 2003                       -              -
                                                          -----    -----------

(j) CREDIT-LINKED TRUST CERTIFICATES
Credit-linked trust certificates are investments in a limited purpose trust or other vehicle formed under state law which, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to the high yield or another fixed income market.

Like an investment in a bond, investments in these credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust's receipt of payments from, and the trust's potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests.

(k) LOAN PARTICIPATIONS
When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations ("Selling Participant"), but not the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

(l) CUSTODY CREDITS ON CASH BALANCES
The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent fees. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

2. INVESTMENT MANAGER AND SUB-ADVISER
The Fund has entered into an Investment Management Agreement (the "Agreement") with the Investment Manager to serve as Investment Manager of the Fund. Subject to the supervision of the Fund's Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund's business affairs and other administrative matters. Pursuant to the Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 0.70% of the Fund's average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding.

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the "Sub-Adviser") to manage the Fund's investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all investment decisions for the Fund. The Investment Manager (not the Fund) pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services, at the maximum annual rate of 0.3575% of the Fund's average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding, for the period from commencement of operations through April 30, 2008 and at the maximum annual rate of 0.50% of average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding, thereafter. The Investment Manager informed the Fund that it paid the Sub-Adviser $3,283,238 in connection with its sub-advisory services for the period ended September 30, 2003.

3. INVESTMENTS IN SECURITIES
For the period ended September 30, 2003, purchases and sales of investments, other than short-term securities, were $2,884,075,870 and $430,782,148, respectively.

4. AUCTION PREFERRED SHARES
The Fund has issued 7,200 shares of Preferred Shares Series M, 7,200 shares of Preferred Shares Series T, 7,200 shares of Preferred Shares Series W, 7,200 shares of Preferred Shares Series TH, and 7,200 shares of Preferred Shares Series F each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends are accumulated daily at an annual rate set through auction procedures. Distributions of net realized capital gains, if any, are paid annually.

For the period ended September 30, 2003, the annualized dividend rate ranged from:

                                   HIGH          LOW         AT SEPTEMBER 30, 2003
----------------------------------------------------------------------------------
Series M                           1.32%        1.05%                1.32%

Series T                           1.20%        1.05%                1.15%

Series W                           1.20%        1.05%                1.15%

Series TH                          1.28%        1.05%                1.28%

Series F                           1.30%        1.07%                1.30%

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

5. SUBSEQUENT COMMON DIVIDEND DECLARATIONS
On October 1, 2003, a dividend of $0.121875 per share was declared to common shareholders payable November 3, 2003 to shareholders of record on October 10, 2003.

On November 3, 2003, a dividend of $0.121875 per share was declared to common shareholders payable December 1, 2003 to shareholders of record on November 14, 2003.

PIMCO HIGH INCOME FUND FINANCIAL HIGHLIGHTS

For a share of common stock outstanding for the period April 30, 2003* through September 30, 2003: (unaudited)

Net asset value, beginning of period                                                    $     14.33**
--------------------------------------------------------------------------------------  -----------
INVESTMENT OPERATIONS:

Net investment income                                                                          0.50
--------------------------------------------------------------------------------------  -----------
Net realized and unrealized gain on investments, futures, options written, swaps
and foreign currency transactions                                                              0.53
--------------------------------------------------------------------------------------  -----------
Total from investment operations                                                               1.03
--------------------------------------------------------------------------------------  -----------
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME                                      (0.02)
--------------------------------------------------------------------------------------  -----------
Net increase in net assets applicable to common shares resulting from
investment operations                                                                          1.01
--------------------------------------------------------------------------------------  -----------
DIVIDENDS TO COMMON SHAREHOLDERS FROM NET INVESTMENT INCOME:                                  (0.49)
--------------------------------------------------------------------------------------  -----------
CAPITAL SHARE TRANSACTIONS:

Common stock offering costs charged to paid-in capital in excess of par                       (0.01)
--------------------------------------------------------------------------------------  -----------
Preferred shares offering costs/underwriting discount charged to paid-in capital
in excess of par                                                                              (0.09)
--------------------------------------------------------------------------------------  -----------
   Total capital share transactions                                                           (0.10)
--------------------------------------------------------------------------------------  -----------
Net asset value, end of period                                                          $     14.75
--------------------------------------------------------------------------------------  -----------
Market price, end of period                                                             $     13.98
--------------------------------------------------------------------------------------  -----------
TOTAL INVESTMENT RETURN (1)                                                                   (3.55)%
--------------------------------------------------------------------------------------  -----------
RATIOS/SUPPLEMENTAL DATA:

Net assets applicable to common shareholders, end of period (000)                       $ 1,684,904
--------------------------------------------------------------------------------------  -----------
Ratio of expenses to average net assets (2)(3)(4)                                              1.09%
--------------------------------------------------------------------------------------  -----------
Ratio of net investment income to average net assets (2)(4)                                    8.41%
--------------------------------------------------------------------------------------  -----------
Preferred shares asset coverage per share                                               $    71,796
--------------------------------------------------------------------------------------  -----------
Portfolio turnover                                                                               25%
--------------------------------------------------------------------------------------  -----------

*    Commencement of operations.
** Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of the period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3) Inclusive of expenses offset by custody credits on cash balances at the custodian bank. (See note (1)(l) in Notes to Financial Statements).
(4)  Annualized

                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO HIGH INCOME FUND PRIVACY POLICY


OUR COMMITMENT TO YOU
We consider customer privacy to be a fundamental aspect of our relationship with clients. We are committed to maintaining the confidentiality, integrity, and security of our current, prospective and former clients' personal information. We have developed policies designed to protect this confidentiality, while allowing client needs to be served.

OBTAINING PERSONAL INFORMATION
In the course of providing you with products and services, we may obtain non-public personal information about you. This information may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from your transactions, from your brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.

RESPECTING YOUR PRIVACY
We do not disclose any personal or account information provided by you or gathered by us to non-affiliated third parties, except as required or permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on client satisfaction, and gathering shareholder proxies. We may also retain non-affiliated companies to market our products and enter in joint marketing agreements with other companies. These companies may have access to your personal and account information, but are permitted to use the information solely to provide the specific service or as otherwise permitted by law. We may also provide your personal and account information to your brokerage or financial advisory firm and/or to your financial adviser or consultant.

SHARING INFORMATION WITH THIRD PARTIES
We do reserve the right to disclose or report personal information to non-affiliated third parties in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect our rights or property, or upon reasonable request by any mutual fund in which you have chosen to invest. In addition, we may disclose information about you or your accounts to a non-affiliated third party at your request or if you consent in writing to the disclosure.

SHARING INFORMATION WITH AFFILIATES
We may share client information with our affiliates in connection with servicing your account or to provide you with information about products and services that we believe may be of interest to you. The information we share may include, for example, your participation in our mutual funds or other investment programs, your ownership of certain types of accounts (such as IRAs), or other data about your accounts. Our affiliates, in turn, are not permitted to share your information with non-affiliated entities, except as required or permitted by law.

IMPLEMENTATION OF PROCEDURES
We take seriously the obligation to safeguard your non-public personal information. We have implemented procedures designed to restrict access to your non-public personal information to our personnel who need to know that information to provide products or services to you. To guard your non-public personal information, physical, electronic, and procedural safeguards are in place.

TRUSTEES AND PRINCIPAL OFFICERS
Stephen Treadway
   Chairman
Robert E. Connor
   Trustee
John J. Dalessandro II
   Trustee
Hans W. Kertess
   Trustee
Brian S. Shlissel
   President & Chief Executive Officer
Newton B. Schott, Jr.
   Executive Vice President & Secretary
David C. Hinman
   Vice President
Raymond G. Kennedy
   Vice President
Charles Wyman
   Vice President
Lawrence G. Altadonna
   Treasurer, Principal Financial & Accounting Officer

INVESTMENT MANAGER
PIMCO Advisors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER
Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, MA. 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO High Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The financial information included herein is taken from the records of the Fund without examination by independent auditors, who did not express an opinion hereon.

Daily information on the Fund is available at www.pimcoadvisors.com or by calling 1-800-331-1710

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[PIMCO ADVISORS LOGO]
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ITEM 2. Not required in this filing

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT  Not required in this filing

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES Disclosure request not currently effective

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES Not required in this filing

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) Exhibit 99 Cert - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Exhibit 99.906 Cert - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.



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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO High Income Fund

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President & Chief Executive
Officer

Date: December 3, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: December 3, 2003

By /s/ Lawrence G. Altadonna
----------------------------
Lawrence G. Altadonna, Treasurer

Date: December 3, 2003